Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Dec. 05, 2022	Jun. 22, 2021	Mar. 31, 2023	Mar. 31, 2022
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold	13,000,000	14,105,000
Number of shares sold value	¥ 37,528	¥ 50,002
Gain loss on litigation settlement			¥ 28,000	¥ 36,249
NRI [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			22.30%	24.50%
NRI [Member] | Third Parties [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold				15,000,000
Number of shares sold value				¥ 57,870
Gain loss on litigation settlement				42,798
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Difference between the carrying amount of the equity method investment and the underlying equity in net assets			¥ 23,640	¥ 20,393
NREH [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			37.50%	36.60%